Equity - Share capital (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity
Ordinary shares, par value (in NIS per share)	₪ 5	₪ 5
Issued as of January 1	235,597,000	258,564,000
Repurchase of treasury shares	(26,043,000)	(32,016,000)
Exercise of warrants during the period	3,000	3,559,000
Exercise of share options and RSUs during the period	6,220,000	5,490,000
Issued and paid-in share capital as of December 31	215,777,000	235,597,000